PER SHARE RESULTS (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted average shares used for basic net income per share	6,921,352	6,913,636	6,917,958	6,892,946	6,898,147	6,887,168	6,875,845
Effect of dilutive stock options	2,790	449	1,549	118	230	0	0
Weighted average shares used for diluted net income per share	6,924,142	6,914,085	6,919,507	6,893,064	6,898,377	6,887,168	6,875,845